Expense Example, No Redemption {- Fidelity® Total International Equity Fund} - 10.31 Fidelity Total International Equity Fund - AMCIZ PRO-14 - Fidelity® Total International Equity Fund	Dec. 30, 2021 USD ($)
Fidelity Total International Equity Fund-Class A
Expense Example, No Redemption:
1 Year	$ 700
3 Years	1,014
5 Years	1,360
10 Years	2,334
Fidelity Total International Equity Fund-Class M
Expense Example, No Redemption:
1 Year	502
3 Years	870
5 Years	1,272
10 Years	2,393
Fidelity Total International Equity Fund-Class C
Expense Example, No Redemption:
1 Year	208
3 Years	703
5 Years	1,238
10 Years	2,501
Fidelity Total International Equity Fund - Class I
Expense Example, No Redemption:
1 Year	107
3 Years	372
5 Years	664
10 Years	1,498
Fidelity Total International Equity Fund-Class Z
Expense Example, No Redemption:
1 Year	92
3 Years	334
5 Years	604
10 Years	$ 1,378